Investments in a Related Party and Other (Investment in Equity Securities) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 24, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Acquired equity securities		$ 118,194	$ 0	$ 20,729
Equity securities cost				17,916
Realized loss			400
Unrealized gain on equity investment				2,813
Interest and other income		7,505	$ 8,369	$ 8,170
Genco Shipping And Trading [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Acquired equity securities		118,194
Equity securities cost		103,524
Unrealized gain on equity investment		$ 14,671
Number of shares owned		6,413,151
Percent of investment shares owned		14.80%
Interest and other income		$ 1,670
Proposed price per share in cash	$ 20.60